RELATED PARTY TRANSACTIONS - (Disclosure of outstanding accounts payable balance with related parties) (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Outstanding accounts payable balance with related parties	$ 99,661	$ 70,621
Donald Dinsmore [Member]
Disclosure of transactions between related parties [line items]
Outstanding accounts payable balance with related parties	0	50,000
Invictus Accounting Group LLP [Member]
Disclosure of transactions between related parties [line items]
Outstanding accounts payable balance with related parties	13,884	8,933
MDC Forbes Inc. [Member]
Disclosure of transactions between related parties [line items]
Outstanding accounts payable balance with related parties	62,427	10,500
Michael Forbes [Member]
Disclosure of transactions between related parties [line items]
Outstanding accounts payable balance with related parties	20,000	1,188
Pipedreemz Inc. [Member]
Disclosure of transactions between related parties [line items]
Outstanding accounts payable balance with related parties	$ 3,350	$ 0